Supplemental Financial Information - Summary Of Cash, Cash Equivalents, and Restricted Cash (Details) - USD ($) $ in Millions	Mar. 31, 2023		Dec. 31, 2022		Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 2,324		$ 1,440			$ 554
Short-term restricted cash	3		5			2
Total cash, cash equivalents, and restricted cash as presented on the Combined Statements of Financial Position	2,327		1,445			556
Long-term restricted cash	7	[1]	6	[1]		5
Total cash, cash equivalents, and restricted cash as presented on the Combined Statements of Cash Flows	$ 2,334		$ 1,451		$ 506	$ 561	$ 1,012	$ 869

[1]	Long-term restricted cash is recognized within All other assets in the Condensed Consolidated and Combined Statements of Financial Position.